Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

     We are pleased to provide you with the Tax-Exempt California Money Market Fund annual report for the year ended September 30, 1996.

Your Fund's management greatly appreciates your decision to invest in Tax-Exempt California Money Market Fund. During the past year, the Fund registered solid performance and achieved its objective of providing maximum current income that is exempt from Federal and State of California income taxes while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
Currently, overall economic activity is reported to be generally favorable and expanding moderately. We anticipate no material changes in the pace of economic growth or inflationary pressures for the foreseeable future.

Nevertheless, the economy should continue to show above trend growth, and the Federal Reserve should become increasingly concerned about the prospects for inflation and eventually raise interest rates.

Money market funds such as Tax-Exempt California Money Market Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence you have shown through your investment, and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,
Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager
October 11, 1996

Frank Rachwalski is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Tax-Exempt California Money Market Fund. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University.

PORTFOLIO RESULTS
For the year ended September 30, 1996, the Tax-Exempt California Money Market Fund had a net annualized yield of 2.88% and a tax-equivalent yield of 5.04%.

NOTES
An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Fund's net annualized yield for the year ended September 30, 1996, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

The tax-equivalent yield is based upon the Fund's yield and a combined Federal and State of California marginal income tax rate of 42.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

September 30, 1996
(Value in thousands)

                                                   Value
--------------------------------------------------------------------------------
(A)VARIABLE RATE DEMAND SECURITIES
   State of California
     Pollution Control Financing Authority
       Occidental Geothermal Inc. Project
         3.55%                                       $  2,500
       Pacific Gas and Electric Company
         3.85%                                          2,700
-------------------------------------------------------------
   Auburn
   Union School District
         3.90%                                          3,625
-------------------------------------------------------------
   Costa Mesa
   Performing Arts Center
         3.65%                                          4,650
-------------------------------------------------------------
   Fremont
     Multifamily Housing Revenue
         3.70%                                          3,000
     Public Financing Authority
         3.90%                                          4,700
-------------------------------------------------------------
   Irvine
     Assessment District
         3.60%                                          2,000
     East Investment Company Revenue
         3.65%                                          1,750
     Public Facilities and Infrastructure Authority
         3.60%                                          3,500
-------------------------------------------------------------
   Kern County
     Community College District
         4.45%                                          4,500
     Public Facilities Project
         3.65%                                          3,400
-------------------------------------------------------------
   Los Angeles
     Housing Authority
         3.90%                                          3,400
     Pension Obligation Bonds
         3.70%                                          5,200
-------------------------------------------------------------
   Monterey County
     Peninsula Water Management District
         3.70%                                          4,500
     Regional Waste Management Authority
         3.90%                                          2,000
-------------------------------------------------------------
   Orange County
     Multifamily Housing Revenue
         3.80%                                          3,000
     Sanitation District
         3.90%                                          1,300
     Water District
         3.75%                                          3,100
-------------------------------------------------------------

                                                      Value
   Palm Springs
   Community Redevelopment Agency
         3.75%                                       $  4,530
-------------------------------------------------------------
   Riverside County
     Industrial Development Authority
         3.65%                                          1,300
     Tax and Revenue Anticipation Notes
         3.70%                                          3,000
-------------------------------------------------------------
   Roseville
   Finance Authority
         3.70%                                          1,900
-------------------------------------------------------------
   Sacramento County
   Multifamily Housing Revenue
     Briarwood Apartments
         3.90%                                          3,700
     Stone Creek Apartments
         3.95%                                          4,900
-------------------------------------------------------------
   San Bernardino
     County Center
         3.80%                                          2,100
     Multifamily Housing Revenue
         4.15%                                          1,500
-------------------------------------------------------------
   San Diego
   Housing Authority
         3.85%                                          2,600
-------------------------------------------------------------
   San Jose
   Multifamily Housing Revenue
         3.55%                                          3,000
-------------------------------------------------------------
   Santa Ana
   School District
         3.80%                                          3,000
-------------------------------------------------------------
   Santa Clara County
   Transit District
         3.90%                                          2,500
-------------------------------------------------------------
   Southeast Resource
   Recovery Facilities Authority
         3.95%                                          1,000
-------------------------------------------------------------
   Ventura County
   Triunfo Sanitation District
         3.90%                                          2,400
-------------------------------------------------------------
   TOTAL VARIABLE RATE DEMAND
   SECURITIES--81.0%
   (average maturity: 5 days)                          96,255
-------------------------------------------------------------

                                                                               3
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER SECURITIES                                   Value
State of California
  Pollution Control Financing Authority
      3.55%-3.60%, 11/13/96-12/10/96              $  7,000
  Public Capital Improvements Financing Authority
      3.80%, 12/15/96                                4,500
  Revenue Anticipation Notes
      3.97%, 6/30/97                                 3,011
----------------------------------------------------------
Riverside County
Transportation Commission
      3.70%, 10/17/96                                3,000
----------------------------------------------------------
San Diego County
Teeter Obligation Notes
      3.65%, 11/7/96                                 3,000
----------------------------------------------------------

                                                   Value
Puerto Rico
Industrial Development Authority
      3.40%, 11/7/96                              $  2,000
----------------------------------------------------------
TOTAL OTHER SECURITIES--18.9%
(average maturity: 79 days)                         22,511
----------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(average maturity: 19 days)                        118,766
----------------------------------------------------------
CASH AND OTHER ASSETS,
LESS LIABILITIES--.1%                                  118
----------------------------------------------------------
NET ASSETS--100%                                  $118,884
----------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at September 30, 1996.

See accompanying Notes to Financial Statements.

                                                                               4
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt California Money Market Fund as of September 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt California Money Market Fund at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1992, in conformity with generally accepted accounting principles.

                                                    ERNST & YOUNG LLP
Chicago, Illinois
November 18, 1996

                                                                               5
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996
(in thousands)
----------------------------------------------------------

ASSETS
----------------------------------------------------------
Investments, at amortized cost                    $118,766
----------------------------------------------------------
Cash                                                    34
----------------------------------------------------------
Receivable for:
  Interest                                             392
----------------------------------------------------------
  Fund shares sold                                       3
----------------------------------------------------------
  Securities sold                                       80
----------------------------------------------------------
    Total assets                                   119,275
----------------------------------------------------------
LIABILITIES AND NET ASSETS
----------------------------------------------------------
Payable for:
  Dividends                                            141
----------------------------------------------------------
  Fund shares redeemed                                  97
----------------------------------------------------------
  Management fee                                        22
----------------------------------------------------------
  Distribution services fee                             33
----------------------------------------------------------
  Custodian and transfer agent fees
  and related expenses                                  15
----------------------------------------------------------
  Other                                                 83
----------------------------------------------------------
    Total liabilities                                  391
----------------------------------------------------------
Net assets applicable to
shares outstanding                                $118,884
----------------------------------------------------------
THE PRICING OF SHARES
----------------------------------------------------------
Shares outstanding                                 118,884
----------------------------------------------------------
Net asset value and
redemption price per share                           $1.00
----------------------------------------------------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Year ended September 30, 1996
(in thousands)
----------------------------------------------------------

INTEREST INCOME                                     $3,813
----------------------------------------------------------
EXPENSES:
  Management fee                                       232
----------------------------------------------------------
  Distribution services fee                            349
----------------------------------------------------------
  Custodian and transfer agent
  fees and related expenses                            103
----------------------------------------------------------
  Professional fees                                     41
----------------------------------------------------------
  Reports to shareholders                               19
----------------------------------------------------------
  Registration costs                                     3
----------------------------------------------------------
  Trustees' fees and other                              19
----------------------------------------------------------
    Total expenses                                     766
----------------------------------------------------------
Net investment income                               $3,047
----------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended September 30, 1996 and 1995
(in thousands)
---------------------------------------------------------

                                         1996        1995
                                       ---------   --------
OPERATIONS:
Net investment income                  $   3,047      3,115
-----------------------------------------------------------
Dividends to shareholders from
net investment income                     (3,047)    (3,115)
-----------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR
AMOUNTS AND NUMBER OF SHARES
ARE THE SAME):
  Shares sold                            370,566    382,622
-----------------------------------------------------------
  Shares issued in reinvestment
  of dividends                             3,038      3,065
-----------------------------------------------------------
                                         373,604    385,687
  Shares redeemed                       (360,012)  (381,543)
-----------------------------------------------------------
Net increase from capital share
transactions and total increase in
net assets                                13,592      4,144
-----------------------------------------------------------
NET ASSETS:
Beginning of year                        105,292    101,148
-----------------------------------------------------------
End of year                            $ 118,884    105,292
-----------------------------------------------------------

                                                                               6
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Tax-Exempt California Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended September 30, 1996, the Fund incurred a management fee of $232,000.

DISTRIBUTION AGREEMENT

The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors Inc. (KDI). For distribution services, the Fund pays KDI an annual fee of .33% of average daily net assets of the Fund. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the year ended September 30, 1996, the Fund incurred a distribution services fee of $349,000, of which KDI, pursuant to the related service agreements, remitted $346,000 to various firms.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services

                                                                               7
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

fees of $57,000 for the year ended September 30, 1996.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended September 30, 1996, the Fund made no payments to its officers and incurred trustees' fees of $16,000 to independent trustees.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                     Year ended September 30,
                                                                       1996         1995        1994        1993        1992
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                      $1.00         1.00        1.00        1.00        1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                              .03          .03         .02         .02         .02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                            $1.00         1.00        1.00        1.00        1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             2.93%        3.23        1.97        1.88        2.64
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                  .72%         .75         .71         .69         .69
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    2.88%        3.16        1.94        1.87        2.62
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of year (in thousands)                             $118,884      105,292     101,148     122,560     128,822
------------------------------------------------------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1996 DIVIDENDS

All of the dividends constitute tax-exempt interest which is not taxable for federal or State of California income tax purposes.

                                                         TAX-EXEMPT
                                                         CALIFORNIA
                                                         MONEY MARKET
                                                         FUND

                                                         ANNUAL REPORT


                                                         September 30, 1996

This report is not to be distributed unless preceded or accompanied by a prospectus.

Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza, Chicago, IL 60606 http://www.Kemper.com

1023540 10/96        (RECYCLE LOGO) printed on recycled paper